ACQUIRED TECHNOLOGY (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
ACQUIRED TECHNOLOGY (Tables)
Company Acquired The Rights to Technology
	Estimated Useful Life (Years)	September 30, 2013	March 31, 2013

Technology right	15	$1,635,300	$1,635,300

Less accumulated amortization		(136,275)	(81,765)

		$1,499,025	$1,553,535

	Estimated Useful Life (Years)	March 31, 2013	March 31, 2012

Technology right	15	$1,635,300	$-

Less accumulated amortization		(81,765)	(-)

		$1,553,535	$-